ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

May 31, 2024	Edward B. Baer
T +1 415 315 6328
edward.baer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Invesco Galaxy Ethereum ETF (File No. 333-274767)

Pre-Effective Amendment No. 2 to the Registration Statement on Form S-1

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of Invesco Galaxy Ethereum ETF, a Delaware statutory trust, Pre-Effective Amendment No. 2 to the Registration Statement on Form S-1 (the “Registration Statement”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”).

The pre-effective amendment is being filed for the purposes of completing certain open information and making certain other updates and revisions to the Registration Statement.

In accordance with Rules 456(d) and 457(u) under the Securities Act, the Registrant is deferring payment of all of the registration fee and will pay the registration fee subsequently on an annual basis. As a result, no fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6328.

Very truly yours,

/s/ Edward B. Baer

Edward B. Baer

Enclosures

cc:	Paulita Pike

Brian McCabe

Adam Henkel

Michael Murphy